Significant Accounting and Reporting Policies - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022
Significant Accounting Policies [Line Items]
A maximum lag period of recognizing the results of subsidiaries and affiliates			3 months
Residential condominiums under development	¥ 77,274		¥ 77,274		¥ 62,414
Finished goods	77,291		77,291		77,149
Write-down on residential condominiums under development	¥ 21	¥ 9,870	¥ 508	¥ 9,914
Effective tax rate	22.70%	32.00%	23.60%	30.80%
National corporation tax	24.00%	24.00%	24.00%	24.00%
Inhabitant tax	4.00%	4.00%	4.00%	4.00%
Statutory income tax rate	31.50%	31.50%	31.50%	31.50%
Deductible enterprise tax	4.00%	4.00%	4.00%	4.00%
Loans held for sale in installment loans	¥ 219,353		¥ 219,353		155,680
Goodwill acquired	546,352		546,352		488,856
Other intangible assets	410,324		410,324		403,621
Aggregate loan fair value	215,774		215,774		151,601
Investment in operating leases
Significant Accounting Policies [Line Items]
Accumulated depreciation of Investment in operating leases	844,944		844,944		819,839
Property under Facility Operations
Significant Accounting Policies [Line Items]
Accumulated depreciation	162,475		162,475		147,459
Office Facilities
Significant Accounting Policies [Line Items]
Accumulated depreciation	¥ 76,734		¥ 76,734		¥ 73,063
Minimum
Significant Accounting Policies [Line Items]
Income tax settlement by tax authority			50.00%